ACQUISTION OF CENTAMIN - Schedule of Cash Acquired (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 22, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Acquisition of subsidiary, net of cash acquired		$ 68	$ 0	$ 0
Centamin Plc
Disclosure of detailed information about business combination [line items]
Cash consideration paid on effective date	$ (148)
Cash and cash equivalents	216
Acquisition of subsidiary, net of cash acquired	$ 68